UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-08599

DWS Equity Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  8/31

Date of reporting period: 5/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2010 (Unaudited)

DWS Disciplined Market Neutral Fund

	Shares	Value ($)
Long Positions 109.3%
Common Stocks 97.5%
Consumer Discretionary 15.2%
Auto Components 1.5%
Autoliv, Inc.* (a)	48,800	2,318,000
Johnson Controls, Inc. (a)	74,000	2,111,220

		4,429,220
Diversified Consumer Services 1.9%
Career Education Corp.* (a)	103,200	2,889,600
DeVry, Inc. (a)	40,900	2,351,341
Hillenbrand, Inc.	18,700	454,223

		5,695,164
Hotels Restaurants & Leisure 1.7%
Panera Bread Co. "A"* (a)	28,500	2,303,655
Starbucks Corp. (a)	106,200	2,749,518

		5,053,173
Household Durables 1.4%
Garmin Ltd. (a)	43,900	1,474,162
Whirlpool Corp. (a)	26,900	2,809,436

		4,283,598
Internet & Catalog Retail 3.7%
Amazon.com, Inc.* (a)	21,800	2,735,028
Expedia, Inc. (a)	122,300	2,636,788
Liberty Media Corp. - Interactive "A"* (a)	225,300	2,922,141
Priceline.com, Inc.* (a)	14,800	2,829,168

		11,123,125
Media 2.3%
Clear Channel Outdoor Holdings, Inc. "A"* (a)	61,000	568,520
Discovery Communications, Inc. "C"* (a)	59,400	1,885,356
Liberty Media-Starz "A"* (a)	29,500	1,543,440
Madison Square Garden, Inc. "A"* (a)	38,900	819,623
New York Times Co. "A"* (a)	237,100	2,200,288

		7,017,227
Multiline Retail 0.3%
Big Lots, Inc.* (a)	27,200	960,976
Specialty Retail 2.0%
Aeropostale, Inc.*	27,500	762,025
Office Depot, Inc.* (a)	210,700	1,222,060
Signet Jewelers Ltd.* (a)	60,100	1,866,105
Williams-Sonoma, Inc. (a)	75,900	2,267,892

		6,118,082
Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc. (a)	27,200	1,118,192
Consumer Staples 8.3%
Beverages 0.9%
Dr. Pepper Snapple Group, Inc. (a)	76,400	2,892,504
Food & Staples Retailing 1.0%
Whole Foods Market, Inc.* (a)	72,100	2,915,003
Food Products 3.8%
Corn Products International, Inc. (a)	84,000	2,801,400
Del Monte Foods Co. (a)	189,600	2,764,368
The Hershey Co. (a)	59,200	2,770,560
Tyson Foods, Inc. "A" (a)	170,300	2,993,874

		11,330,202
Household Products 0.8%
Colgate-Palmolive Co. (a)	31,100	2,428,599
Personal Products 1.8%
Estee Lauder Companies, Inc. "A" (a)	42,700	2,488,129
Herbalife Ltd. (a)	65,800	2,970,870

		5,458,999
Energy 5.5%
Energy Equipment & Services 2.5%
Exterran Holdings, Inc.* (a)	41,000	1,045,500
Oil States International, Inc.* (a)	62,200	2,428,288
Patterson-UTI Energy, Inc.	164,200	2,303,726
Rowan Companies, Inc.* (a)	70,600	1,748,056

		7,525,570
Oil, Gas & Consumable Fuels 3.0%
Chesapeake Energy Corp. (a)	42,400	947,216
Cimarex Energy Co. (a)	42,200	3,100,856
Cobalt International Energy, Inc.* (a)	39,000	273,000
Newfield Exploration Co.* (a)	49,200	2,561,352
Teekay Corp. (a)	82,900	2,091,567

		8,973,991
Financials 16.8%
Commercial Banks 7.0%
CapitalSource, Inc. (a)	549,100	2,492,914
Comerica, Inc. (a)	65,700	2,503,170
Fifth Third Bancorp. (a)	227,800	2,959,122
Huntington Bancshares, Inc. (a)	475,000	2,926,000
KeyCorp (a)	82,600	662,452
Marshall & Ilsley Corp. (a)	293,500	2,392,025
Popular, Inc.*	982,800	2,977,884
SunTrust Banks, Inc. (a)	62,700	1,689,765
Zions Bancorp. (a)	102,200	2,447,690

		21,051,022
Consumer Finance 3.4%
AmeriCredit Corp.* (a)	136,300	2,946,806
Capital One Financial Corp. (a)	68,200	2,816,660
Discover Financial Services (a)	122,500	1,647,625
SLM Corp.* (a)	260,100	2,889,711

		10,300,802
Diversified Financial Services 1.7%
Citigroup, Inc.* (a)	738,300	2,923,668
Leucadia National Corp.*	96,900	2,124,048

		5,047,716
Insurance 1.6%
Allied World Assurance Co. Holdings Ltd. (a)	41,900	1,881,729
CNA Financial Corp.* (a)	34,800	907,584
Erie Indemnity Co. "A"	5,100	233,937
Genworth Financial, Inc. "A"*	33,200	517,588
XL Capital Ltd. "A" (a)	73,200	1,289,052

		4,829,890
Real Estate Investment Trusts 2.7%
Hospitality Properties Trust (REIT) (a)	99,900	2,247,750
HRPT Properties Trust (REIT) (a)	435,800	2,924,218
Piedmont Office Realty Trust, Inc. "A" (REIT)	16,000	303,680
Rayonier, Inc. (REIT)	61,900	2,778,072

		8,253,720
Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc. (a)	16,300	1,216,306
Health Care 10.9%
Biotechnology 0.2%
Talecris Biotherapeutics Holdings Corp.* (a)	41,400	686,412
Health Care Equipment & Supplies 2.0%
Hill-Rom Holdings, Inc. (a)	80,300	2,238,764
Hologic, Inc.* (a)	46,600	694,340
Intuitive Surgical, Inc.* (a)	8,900	2,872,653

		5,805,757
Health Care Providers & Services 6.5%
AmerisourceBergen Corp. (a)	90,800	2,840,224
Cardinal Health, Inc. (a)	77,100	2,659,179
Coventry Health Care, Inc.* (a)	139,300	2,883,510
Health Net, Inc.*	31,600	778,940
Humana, Inc.* (a)	62,200	2,864,310
McKesson Corp. (a)	39,100	2,737,000
UnitedHealth Group, Inc. (a)	77,000	2,238,390
Universal Health Services, Inc. "B" (a)	61,700	2,614,846

		19,616,399
Life Sciences Tools & Services 0.8%
Waters Corp.* (a)	34,000	2,326,960
Pharmaceuticals 1.4%
Endo Pharmaceuticals Holdings, Inc.*	77,600	1,624,944
Perrigo Co. (a)	44,700	2,655,627

		4,280,571
Industrials 10.9%
Airlines 2.0%
AMR Corp.* (a)	258,800	1,984,996
Copa Holdings SA "A" (a)	36,900	1,881,900
Delta Air Lines, Inc.* (a)	154,500	2,098,110

		5,965,006
Building Products 1.0%
Armstrong World Industries, Inc.* (a)	11,100	416,139
Owens Corning, Inc.* (a)	80,600	2,686,398

		3,102,537
Construction & Engineering 0.9%
Shaw Group, Inc.* (a)	77,300	2,636,703
Electrical Equipment 1.3%
A123 Systems, Inc.* (a)	206,600	1,880,060
Rockwell Automation, Inc. (a)	35,900	1,918,137

		3,798,197
Industrial Conglomerates 1.8%
3M Co. (a)	32,600	2,585,506
Carlisle Companies, Inc. (a)	71,300	2,772,857

		5,358,363
Machinery 2.1%
Oshkosh Corp.* (a)	72,800	2,586,584
Timken Co. (a)	54,300	1,563,297
Trinity Industries, Inc. (a)	101,900	2,226,515

		6,376,396
Road & Rail 1.8%
Hertz Global Holdings, Inc.* (a)	264,100	3,000,176
Ryder System, Inc. (a)	56,600	2,543,604

		5,543,780
Information Technology 17.7%
Communications Equipment 1.4%
EchoStar Corp. "A"* (a)	48,000	1,009,440
JDS Uniphase Corp.* (a)	237,500	2,731,250
Tellabs, Inc.	40,100	360,900

		4,101,590
Computers & Peripherals 4.6%
Lexmark International, Inc. "A"* (a)	54,900	2,061,495
SanDisk Corp.* (a)	65,400	3,048,948
Seagate Technology* (a)	191,800	2,946,048
Teradata Corp.* (a)	92,700	2,960,838
Western Digital Corp.* (a)	82,900	2,885,749

		13,903,078
Electronic Equipment, Instruments & Components 2.2%
Arrow Electronics, Inc.* (a)	28,100	766,568
Tech Data Corp.* (a)	70,800	2,878,020
Vishay Intertechnology, Inc.* (a)	327,600	2,964,780

		6,609,368
Internet Software & Services 3.6%
Akamai Technologies, Inc.* (a)	73,300	2,911,476
AOL, Inc.* (a)	107,100	2,209,473
Google, Inc. "A"* (a)	5,600	2,717,008
IAC/InterActiveCorp.* (a)	126,200	2,960,021

		10,797,978
IT Services 2.2%
Computer Sciences Corp.* (a)	50,000	2,499,500
Hewitt Associates, Inc. "A"* (a)	35,700	1,329,825
MasterCard, Inc. "A" (a)	13,900	2,804,603

		6,633,928
Semiconductors & Semiconductor Equipment 2.0%
Advanced Micro Devices, Inc.* (a)	346,700	2,971,219
Micron Technology, Inc.* (a)	328,000	2,981,520

		5,952,739
Software 1.7%
Microsoft Corp. (a)	86,400	2,229,120
VMware, Inc. "A"* (a)	44,200	2,926,482

		5,155,602
Materials 7.6%
Chemicals 4.0%
Ashland, Inc. (a)	26,400	1,415,304
Cabot Corp. (a)	84,400	2,364,044
CF Industries Holdings, Inc.	42,900	2,942,511
Cytec Industries, Inc. (a)	61,400	2,623,622
Lubrizol Corp. (a)	29,900	2,648,243

		11,993,724
Metals & Mining 2.9%
Cliffs Natural Resources, Inc. (a)	49,900	2,787,414
Titanium Metals Corp.* (a)	176,000	3,109,920
Walter Energy, Inc. (a)	37,900	3,006,607

		8,903,941
Paper & Forest Products 0.7%
MeadWestvaco Corp. (a)	85,600	2,045,840
Telecommunication Services 3.2%
Diversified Telecommunication Services 0.7%
Qwest Communications International, Inc. (a)	420,000	2,200,800
Wireless Telecommunication Services 2.5%
Sprint Nextel Corp.* (a)	491,300	2,520,369
Telephone & Data Systems, Inc. (a)	80,400	2,643,552
United States Cellular Corp.* (a)	52,600	2,183,426

		7,347,347
Utilities 1.4%
Independent Power Producers & Energy Traders
Constellation Energy Group, Inc. (a)	51,700	1,829,146
NRG Energy, Inc.* (a)	95,704	2,234,688

		4,063,834

Total Common Stocks (Cost $270,614,992)		293,229,931
Cash Equivalents 11.8%
Central Cash Management Fund, 0.22% (b) (Cost $35,556,002)	35,556,002	35,556,002

	% of Net Assets	Value ($)

Total Long Positions (Cost $306,170,994) †	109.3	328,785,933
Other Assets and Liabilities, Net	87.5	263,457,001
Securities Sold Short	(96.8)	(291,359,994)

Net Assets	100.0	300,882,940

†
The cost for federal income tax purposes was $310,522,832. At May 31, 2010, net unrealized appreciation for all securities based on tax cost was $18,263,101. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $31,459,684 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $13,196,583.

	Shares	Value ($)
Common Stocks Sold Short 96.8%
Consumer Discretionary 13.9%
Auto Components 0.9%
BorgWarner, Inc.	71,000	2,645,460
Automobiles 0.5%
Thor Industries, Inc.	53,100	1,548,396
Distributors 0.5%
LKQ Corp.	77,400	1,425,708
Hotels Restaurants & Leisure 5.6%
Burger King Holdings, Inc.	130,500	2,480,805
Carnival Corp. (Units)	17,800	644,894
International Game Technology	152,100	2,976,597
Las Vegas Sands Corp.	96,200	2,258,776
MGM MIRAGE	243,400	3,032,764
Penn National Gaming, Inc.	63,500	1,625,600
Wendy's/Arby's Group, Inc. "A"	193,700	873,587
WMS Industries, Inc.	63,500	2,941,955

		16,834,978
Household Durables 2.8%
KB HOME	196,300	2,842,424
Lennar Corp. "A"	157,200	2,719,560
Newell Rubbermaid, Inc.	96,800	1,612,688
Stanley Black & Decker, Inc.	23,400	1,305,486

		8,480,158
Media 1.9%
Cablevision Systems Corp. (New York Group) "A"	116,900	2,900,289
Meredith Corp.	31,200	1,048,008
Walt Disney Co.	58,600	1,958,412

		5,906,709
Specialty Retail 1.7%
American Eagle Outfitters, Inc.	107,500	1,408,250
CarMax, Inc.	32,500	706,225
O'Reilly Automotive, Inc.	58,000	2,959,160

		5,073,635
Consumer Staples 7.3%
Beverages 1.5%
Central European Distribution Corp.	69,300	1,771,308
PepsiCo, Inc.	42,600	2,679,114

		4,450,422
Food & Staples Retailing 1.2%
Costco Wholesale Corp.	50,900	2,964,925
Walgreen Co.	21,200	679,248

		3,644,173
Food Products 2.7%
Flowers Foods, Inc.	104,500	2,582,195
Green Mountain Coffee Roasters, Inc.	39,000	922,350
Kraft Foods, Inc. "A"	93,400	2,671,240
McCormick & Co., Inc.	50,800	1,959,356

		8,135,141
Household Products 0.8%
Clorox Co.	37,200	2,336,904
Personal Products 0.6%
Avon Products, Inc.	68,000	1,801,320
Tobacco 0.5%
Altria Group, Inc.	70,900	1,438,561
Energy 6.8%
Energy Equipment & Services 0.3%
Dresser-Rand Group, Inc.	25,600	814,848
Oil, Gas & Consumable Fuels 6.5%
Alpha Natural Resources, Inc.	51,300	1,968,381
Comstock Resources, Inc.	73,400	2,190,256
Denbury Resources, Inc.	168,100	2,765,245
EOG Resources, Inc.	20,000	2,096,800
EXCO Resources, Inc.	65,500	1,129,875
Holly Corp.	79,300	2,053,870
Noble Energy, Inc.	32,000	1,903,680
Petrohawk Energy Corp.	144,900	2,786,427
Range Resources Corp.	59,400	2,670,030

		19,564,564
Financials 20.3%
Capital Markets 6.3%
Charles Schwab Corp.	160,700	2,625,838
Eaton Vance Corp.	96,400	2,881,396
Federated Investors, Inc. "B"	127,300	2,827,333
Janus Capital Group, Inc.	277,200	2,954,952
Northern Trust Corp.	23,500	1,194,035
State Street Corp.	66,300	2,530,671
TD Ameritrade Holding Corp.	148,900	2,639,997
Waddell & Reed Financial, Inc. "A"	55,700	1,493,317

		19,147,539
Commercial Banks 3.5%
BancorpSouth, Inc.	81,600	1,582,224
Bank of Hawaii Corp.	30,200	1,450,506
First Horizon National Corp.	194,394	2,420,210
TCF Financial Corp.	156,800	2,530,752
Wilmington Trust Corp.	167,700	2,528,916

		10,512,608
Diversified Financial Services 0.3%
Moody's Corp.	40,500	830,250
Insurance 2.6%
Aflac, Inc.	59,700	2,644,710
Allstate Corp.	96,500	2,955,795
Torchmark Corp.	42,200	2,174,566

		7,775,071
Real Estate Investment Trusts 5.0%
Apartment Investment & Management Co. "A" (REIT)	145,800	3,007,854
AvalonBay Communities, Inc. (REIT)	20,300	1,990,618
Boston Properties, Inc. (REIT)	28,400	2,177,712
ProLogis (REIT)	232,800	2,649,264
Regency Centers Corp. (REIT)	68,500	2,517,375
Simon Property Group, Inc. (REIT)	31,100	2,644,433

		14,987,256
Real Estate Management & Development 1.0%
The St. Joe Co.	108,400	2,997,260
Thrifts & Mortgage Finance 1.6%
Hudson City Bancorp., Inc.	197,500	2,490,475
People's United Financial, Inc.	168,200	2,349,754

		4,840,229
Health Care 8.2%
Biotechnology 0.2%
Amylin Pharmaceuticals, Inc.	43,500	718,620
Health Care Equipment & Supplies 2.0%
Beckman Coulter, Inc.	46,000	2,642,240
DENTSPLY International, Inc.	73,000	2,367,390
St. Jude Medical, Inc.	28,800	1,075,392

		6,085,022
Health Care Providers & Services 2.4%
Patterson Companies, Inc.	63,700	1,892,527
Quest Diagnostics, Inc.	51,600	2,721,900
VCA Antech, Inc.	101,000	2,632,060

		7,246,487
Health Care Technology 0.6%
Allscripts-Misys Healthcare Solutions, Inc.	91,500	1,721,115
Life Sciences Tools & Services 0.8%
Covance, Inc.	45,200	2,384,752
Pharmaceuticals 2.2%
Abbott Laboratories	57,400	2,729,944
Pfizer, Inc.	188,600	2,872,378
Watson Pharmaceuticals, Inc.	23,500	1,037,760

		6,640,082
Industrials 12.5%
Aerospace & Defense 1.5%
Alliant Techsystems, Inc.	41,900	2,882,301
Precision Castparts Corp.	14,400	1,680,480

		4,562,781
Air Freight & Logistics 1.2%
C.H. Robinson Worldwide, Inc.	49,700	2,888,067
UTI Worldwide, Inc.	62,100	897,345

		3,785,412
Building Products 0.2%
Lennox International, Inc.	12,900	577,275
Commercial Services & Supplies 0.7%
Waste Connections, Inc.	59,700	2,102,037
Construction & Engineering 0.4%
Aecom Technology Corp.	47,500	1,205,550
Electrical Equipment 0.4%
Roper Industries, Inc.	19,200	1,113,984
Industrial Conglomerates 0.4%
McDermott International, Inc.	51,600	1,144,488
Machinery 4.3%
AGCO Corp.	53,000	1,524,810
Caterpillar, Inc.	47,700	2,898,252
Navistar International Corp.	53,600	2,904,048
Terex Corp.	132,900	2,891,904
Wabtec Corp.	61,900	2,683,365

		12,902,379
Professional Services 1.3%
FTI Consulting, Inc.	26,100	1,116,036
Robert Half International, Inc.	114,100	2,885,589

		4,001,625
Road & Rail 1.7%
CSX Corp.	47,300	2,471,425
Union Pacific Corp.	37,200	2,657,196

		5,128,621
Trading Companies & Distributors 0.4%
GATX Corp.	41,100	1,188,201
Information Technology 14.7%
Communications Equipment 0.5%
QUALCOMM, Inc.	42,300	1,504,188
Internet Software & Services 0.8%
Monster Worldwide, Inc.	161,500	2,388,585
IT Services 1.9%
Fidelity National Information Services, Inc.	98,200	2,702,464
SAIC, Inc.	167,300	2,875,887

		5,578,351
Semiconductors & Semiconductor Equipment 6.3%
Applied Materials, Inc.	212,200	2,739,502
Lam Research Corp.	69,300	2,623,698
Linear Technology Corp.	96,400	2,695,344
MEMC Electronic Materials, Inc.	256,100	2,906,735
Microchip Technology, Inc.	106,000	2,952,100
National Semiconductor Corp.	195,800	2,750,990
Novellus Systems, Inc.	90,700	2,341,874

		19,010,243
Software 5.2%
Adobe Systems, Inc.	86,200	2,765,296
ANSYS, Inc.	30,500	1,333,765
Autodesk, Inc.	55,200	1,615,152
Cadence Design Systems, Inc.	310,600	2,081,020
Electronic Arts, Inc.	150,800	2,489,708
McAfee, Inc.	84,100	2,674,380
Nuance Communications, Inc.	161,100	2,744,338

		15,703,659
Materials 7.1%
Chemicals 0.8%
Monsanto Co.	48,300	2,457,021
Construction Materials 1.9%
Martin Marietta Materials, Inc.	30,300	2,824,869
Vulcan Materials Co.	57,100	2,882,408

		5,707,277
Containers & Packaging 0.6%
Bemis Co., Inc.	64,500	1,849,860
Metals & Mining 2.9%
AK Steel Holding Corp.	197,700	2,957,592
Compass Minerals International, Inc.	24,200	1,835,812
Nucor Corp.	67,100	2,888,655
Southern Copper Corp.	38,300	1,129,084

		8,811,143
Paper & Forest Products 0.9%
Weyerhaeuser Co.	60,100	2,559,058
Telecommunication Services 3.7%
Diversified Telecommunication Services 0.9%
Windstream Corp.	269,100	2,871,297
Wireless Telecommunication Services 2.8%
American Tower Corp. "A"	65,500	2,654,715
Crown Castle International Corp.	73,900	2,736,517
SBA Communications Corp. "A"	88,100	2,909,943

		8,301,175
Utilities 2.3%
Gas Utilities 0.7%
EQT Corp.	56,800	2,225,992
Multi-Utilities 0.9%
CMS Energy Corp.	84,800	1,244,864
Sempra Energy	31,400	1,444,400

		2,689,264
Water Utilities 0.7%
Aqua America, Inc.	114,800	2,003,260

Total Common Stocks Sold Short (Proceeds $289,090,448)		291,359,994

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities are pledged as collateral for short sales.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(c)	$293,229,931	$—	$—	$293,229,931
Short-Term Investments	35,556,002	—	—	35,556,002
Total	$328,785,933	$—	$—	$328,785,933

Liabilities
Investments Sold Short, at Value(c)	$(291,359,994)	$—	$—	$(291,359,994)
Total	$(291,359,994)	$—	$—	$(291,359,994)

(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Disciplined Market Neutral Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Disciplined Market Neutral Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 19, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 19, 2010